Subsequent Events (Details) (USD $)				6 Months Ended									6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] Private Placement [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] Private Placement [Member] Warrant [Member]	Jun. 30, 2012 Subsequent Event [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member] Private Placement [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member] Private Placement [Member] Warrant [Member]
Subsequent Event [Line Items]
Notes principal amount					$ 12,000,000			$ 750,000	$ 350,000	$ 200,000	$ 200,000	$ 12,000,000	$ 12,000,000
Notes maturity date				Sep. 01, 2013	Sep. 01, 2013								Sep. 01, 2013
Note issuance date					Jul. 02, 2012								Jul. 02, 2012
Note convertible conversion price (in dollars per share)					$ 0.352								$ 0.352
Note interest rate (in hundredths)					8.00%								8.00%
Note payment terms					The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.								The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.
Note date of first required payment					Oct. 01, 2012								Oct. 01, 2012
Notes arithmetic average percentage (in hundredths)					87.50%								87.50%
Minimum average daily trading volume during measurement period					250								250,000
Minimum average daily trading volume during measurement period including exception					150,000								150,000
Warrants issued (in shares)	191,852,906	134,467,554	93,695,375			18,750,000								18,750,000
Warrants exercise price (in dollars per share)						$ 0.384								$ 0.384
Arithmetic average of lowest weighted average prices of common stock (in hundredths)						87.50%								87.50%
Trading days						20 days								20 days
Trading day preceding reset date						2 days								2 days
Investment Warrants Expiration Date						Jul. 02, 2017								Jul. 02, 2017
Repayment of promissory note							$ 1,743,000